Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Significant Accounting Policies	Significant Accounting Policies
Consolidation: 3M is a diversified global manufacturer, technology innovator and marketer of a wide variety of products. All applicable subsidiaries are consolidated. All intercompany transactions are eliminated. As used herein, the term “3M” or “Company” refers to 3M Company and subsidiaries unless the context indicates otherwise.
Basis of presentation: Certain amounts in the prior years’ consolidated financial statements have been reclassified to conform to the current year presentation.
Effective in the first quarter of 2021, 3M made the following changes.
•Change in accounting principle for net periodic pension and postretirement plan cost. See below for additional information.
•Change in measure of segment operating performance used by 3M’s chief operating decision maker—impacting 3M’s disclosed measure of segment profit/loss (business segment operating income). See additional information in Note 19.
•Change in alignment of certain products within 3M’s Consumer business segment—creating the Consumer Health and Safety Division. See additional information in Note 19.

Additionally, effective in the first quarter of 2022, 3M made additional changes in the measure of segment operating performance used by 3M’s chief operating decision maker—impacting 3M’s disclosed measure of segment profit/loss (business segment operating income). See additional information in Note 19. 3M's disclosed disaggregated revenue was also updated as a result of the changes in segment reporting. See additional information in Note 2.
Information provided herein reflects the impact of these changes for all periods presented.
Foreign currency translation: Local currencies generally are considered the functional currencies outside the United States with the exception of 3M’s subsidiaries in Argentina, the economy of which was considered highly inflationary beginning in 2018, and accordingly, the financial statements of these subsidiaries are remeasured as if their functional currency is that of their parent. Assets and liabilities for operations in local-currency environments are translated at month-end exchange rates of the period reported. Income and expense items are translated at average monthly currency exchange rates in effect during the period. Cumulative translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in shareholders’ equity.
3M had a consolidating subsidiary in Venezuela, the financial statements of which were remeasured as if its functional currency were that of its parent because Venezuela’s economic environment is considered highly inflationary. The operating income of this subsidiary was immaterial as a percent of 3M’s consolidated operating income for the periods presented. In light of circumstances, including the country’s unstable environment and heightened unrest leading to sustained lack of demand, and expectation that these circumstances will continue for the foreseeable future, during May 2019, 3M concluded it no longer met the criteria of control in order to continue consolidating its Venezuelan operations. As a result, as of May 31, 2019, the Company began reflecting its interest in the Venezuelan subsidiary as an equity investment that does not have a readily determinable fair value. This resulted in a pre-tax charge of $162 million within other expense (income) in the second quarter of 2019. The charge primarily relates to $144 million of foreign currency translation losses associated with foreign currency movements before Venezuela was accounted for as a highly inflationary economy and pension elements previously included in accumulated other comprehensive loss along with write-down of intercompany receivable and investment balances associated with this subsidiary. Beginning May 31, 2019, 3M’s consolidated balance sheets and statements of operations no longer include the Venezuelan entity’s operations other than an immaterial equity investment and associated loss or income thereon largely only to the extent, that 3M provides support or materials and receives funding or dividends.
Use of estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considered the coronavirus (COVID-19) related impacts on its estimates, as appropriate, within its consolidated financial statements and there may be changes to those estimates in future periods. 3M believes that the accounting estimates are appropriate after giving consideration to the increased uncertainties surrounding the severity and duration of the COVID-19 pandemic. Such estimates and assumptions are subject to inherent uncertainties which may result in actual amounts differing from these estimates.
Cash and cash equivalents: Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when acquired.
Marketable securities: Marketable securities include available-for-sale debt securities and are recorded at fair value. Cost of securities sold use the first in, first out (FIFO) method. The classification of marketable securities as current or non-current is based on the availability for use in current operations. 3M reviews impairments associated with its marketable securities in accordance with the measurement guidance provided by ASC 320, Investments-Debt Securities and ASC 326-30, Available-for-Sale Debt Securities, when determining whether a decline in fair value below the amortized cost basis has resulted from a credit loss or other factors. An impairment relating to credit losses is recorded through an allowance for credit losses. The allowance is limited by the amount that the fair value is less than the amortized cost basis. A change in the allowance for credit losses is recorded into earnings in the period of the change. Any impairment that has not been recorded through an allowance for credit losses is recorded through accumulated other comprehensive income as a component of shareholders’ equity. The factors considered in determining whether a credit loss exists can include the extent to which fair value is less than the amortized cost basis, changes in the credit quality of the underlying loan obligors, credit ratings actions, as well as other factors. When a credit loss exists, the Company compares the present value of cash flows expected to be collected from the debt security with the amortized cost basis of the security to determine what allowance amount, if any, should be recorded. Amounts are reclassified out of accumulated other comprehensive income and into earnings upon sale or a change in the portions of impairment related to credit losses and not related to credit losses.
Investments: All equity securities that do not result in consolidation and are not accounted for under the equity method are measured at fair value with changes therein reflected in net income. 3M utilizes the measurement alternative for equity investments that do not have readily determinable fair values and measures these investments at cost less impairment plus or minus observable price changes in orderly transactions. The balance of these securities is disclosed in Note 7.
Other assets: Other assets include deferred income taxes, product and other insurance receivables, the cash surrender value of life insurance policies, medical equipment in rental arrangements utilized primarily by hospitals and other medical clinics, prepaid pension and postretirement and other long-term assets. Investments in life insurance policies are reported at the amount that could be realized under contract at the balance sheet date, with any changes in cash surrender value or contract value during the period accounted for as an adjustment of premiums paid. Cash outflows and inflows associated with life insurance activity are included in “Purchases of marketable securities and investments” and “Proceeds from maturities and sale of marketable securities and investments,” respectively.
Inventories: Inventories are stated at the lower of cost or net realizable value (NRV), which is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Cost is determined on a first-in, first-out basis.
Property, plant and equipment: Property, plant and equipment, including capitalized interest and internal direct engineering costs, are recorded at cost. Depreciation of property, plant and equipment generally is computed using the straight-line method based on the estimated useful lives of the assets. The estimated useful lives of buildings and improvements primarily range from ten to forty years, with the majority in the range of twenty to forty years. The estimated useful lives of machinery and equipment primarily range from three to fifteen years, with the majority in the range of five to ten years. Fully depreciated assets other than capitalized internally developed software are retained in property, plant and equipment and accumulated depreciation accounts until disposal. Upon disposal, assets and related accumulated depreciation are removed from the accounts and the net amount, less proceeds from disposal, is charged or credited to operations. Property, plant and equipment amounts are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss recorded is calculated by the excess of the asset’s carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis. 3M records capital-related government grants earned as reductions to the cost of property, plant and equipment; and associated unpaid liabilities and grant proceeds receivable are considered non-cash changes in such balances for purposes of preparation of statement of cash flows.
Conditional asset retirement obligations: A liability is initially recorded at fair value for an asset retirement obligation associated with the retirement of tangible long-lived assets in the period in which it is incurred if a reasonable estimate of fair value can be made. Conditional asset retirement obligations exist for certain long-term assets of the Company. The obligation is initially measured at fair value using expected present value techniques. Over time the liabilities are accreted for the change in their present value and the initial capitalized costs are depreciated over the remaining useful lives of the related assets. The asset retirement obligation liability was $176 million and $145 million at December 31, 2021 and 2020, respectively.
Goodwill: Goodwill is the excess of cost of an acquired entity over the amounts assigned to assets acquired and liabilities assumed in a business combination. Goodwill is not amortized. Goodwill is tested for impairment annually in the fourth quarter of each year, and is tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level, with all goodwill assigned to a reporting unit. Reporting units are one level below the business segment level, but are required to be combined when reporting units within the same segment have similar economic characteristics. 3M did not combine any of its reporting units for impairment testing. The impairment loss is measured as the amount by which the carrying value of the reporting unit’s net assets exceeds its estimated fair value, not to exceed the carrying value of the reporting unit’s goodwill. The estimated fair value of a reporting unit is determined based on a market approach using comparable company information such as EBITDA (earnings before interest, taxes, depreciation and amortization) multiples. Companies have the option to first assess qualitative factors to determine whether the fair value of a reporting unit is not “more likely than not” less than its carrying amount, which is commonly referred to as “Step 0”. 3M has chosen not to apply Step 0 for its annual goodwill assessments.
Intangible assets: Intangible asset types include customer related, patents, other technology-based, tradenames and other intangible assets acquired from an independent party. Intangible assets with a definite life are amortized over a period ranging from five years to twenty years on a systematic and rational basis (generally straight line) that is representative of the asset’s use. The estimated useful lives vary by category, with customer-related largely between ten to twenty years, patents largely between seven to thirteen years, other technology-based largely between six to twenty years, definite lived tradenames largely between six and twenty years, and other intangibles largely between five to eight years. Intangible assets are removed from their respective gross asset and accumulated amortization accounts when they are no longer in use. Refer to Note 4 for additional details on the gross amount and accumulated amortization of the Company’s intangible assets. Costs related to internally developed intangible assets, such as patents, are expensed as incurred, within “Research, development and related expenses.”
Intangible assets with a definite life are tested for impairment whenever events or circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. An impairment loss is recognized when the carrying amount exceeds the estimated undiscounted cash flows from the asset’s or asset group’s ongoing use and eventual disposition. If an impairment is identified, the amount of the impairment loss recorded is calculated by the excess of the asset’s carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis.
Intangible assets with an indefinite life, namely certain tradenames, are not amortized. Indefinite-lived intangible assets are tested for impairment annually, and are tested for impairment between annual tests if an event occurs or circumstances change that would indicate that the carrying amount may be impaired. An impairment loss would be recognized when the fair value is less than the carrying value of the indefinite-lived intangible asset.
Restructuring actions: Restructuring actions generally include significant actions involving employee-related severance charges, contract termination costs, and impairment or accelerated depreciation/amortization of assets associated with such actions. Employee-related severance charges are largely based upon distributed employment policies and substantive severance plans. These charges are reflected in the quarter when the actions are probable and the amounts are estimable, which typically is when management approves the associated actions. Severance amounts for which affected employees in certain circumstances are required to render service in order to receive benefits at their termination dates were measured at the date such benefits were communicated to the applicable employees and recognized as expense over the employees’ remaining service periods. Contract termination and other charges primarily reflect costs to terminate a contract before the end of its term (measured at fair value at the time the Company provided notice to the counterparty) or costs that will continue to be incurred under the contract for its remaining term without economic benefit to the Company.
Revenue (sales) recognition: The Company sells a wide range of products to a diversified base of customers around the world and has no material concentration of credit risk or significant payment terms extended to customers. The vast majority of 3M’s customer arrangements contain a single performance obligation to transfer manufactured goods as the promise to transfer the individual goods is not separately identifiable from other promises in the contracts and, therefore, not distinct. However, to a limited extent 3M also enters into customer arrangements that involve intellectual property out-licensing, multiple performance obligations (such as equipment, installation and service), software with coterminous post-contract support, services and non-standard terms and conditions.
The Company recognizes revenue in light of the guidance of Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers. Revenue is recognized when control of goods has transferred to customers. For the majority of the Company’s customer arrangements, control transfers to customers at a point-in-time when goods/services have been delivered as that is generally when legal title, physical possession and risks and rewards of goods/services transfer to the customer. In limited arrangements, control transfers over time as the customer simultaneously receives and consumes the benefits as 3M completes the performance obligation(s).
Revenue is recognized at the transaction price which the Company expects to be entitled. When determining the transaction price, 3M estimates variable consideration applying the portfolio approach practical expedient under ASC 606. The main sources of variable consideration for 3M are customer rebates, trade promotion funds, and cash discounts. These sales incentives are recorded as a reduction to revenue at the time of the initial sale using the most-likely amount estimation method. The most-likely amount method is based on the single most likely outcome from a range of possible consideration outcomes. The range of possible consideration outcomes are primarily derived from the following inputs: sales terms, historical experience, trend analysis, and projected market conditions in the various markets served. Because 3M serves numerous markets, the sales incentive programs offered vary across businesses, but the most common incentive relates to amounts paid or credited to customers for achieving defined volume levels or growth objectives. There are no material instances where variable consideration is constrained and not recorded at the initial time of sale. Free goods are accounted for as an expense and recorded in cost of sales. Product returns are recorded as a reduction to revenue based on anticipated sales returns that occur in the normal course of business. 3M primarily has assurance-type warranties that do not result in separate performance obligations. Sales, use, value-added, and other excise taxes are not recognized in revenue. The Company has elected to present revenue net of sales taxes and other similar taxes.
For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation using 3M’s best estimate of the standalone selling price of each distinct good or service in the contract.
The Company did not recognize any material revenue in the current reporting period for performance obligations that were fully satisfied in previous periods.
The Company does not have material unfulfilled performance obligation balances for contracts with an original length greater than one year in any years presented. Additionally, the Company does not have material costs related to obtaining a contract with amortization periods greater than one year for any year presented.
3M applies ASC 606 utilizing the following allowable exemptions or practical expedients:
•Exemption to not disclose the unfulfilled performance obligation balance for contracts with an original length of one year or less.
•Practical expedient relative to costs of obtaining a contract by expensing sales commissions when incurred because the amortization period would have been one year or less.
•Portfolio approach practical expedient relative to estimation of variable consideration.
•“Right to invoice” practical expedient based on 3M’s right to invoice the customer at an amount that reasonably represents the value to the customer of 3M’s performance completed to date.
•Election to present revenue net of sales taxes and other similar taxes.
•Sales-based royalty exemption permitting future intellectual property out-licensing royalty payments to be excluded from the otherwise required remaining performance obligations disclosure
The Company recognizes revenue from the rental of durable medical devices in accordance with the guidance of ASC 842, Leases. The Company recognizes rental revenue based on the length of time a device is used by the patient/organization, (i) at the contracted rental rate for contracted customers and (ii) generally, retail price for non-contracted customers. The leases are short-term in nature, generally providing for daily or monthly pricing, and are all classified as operating leases.
Accounts receivable and allowances: Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains allowances for bad debts, cash discounts, and various other items. The allowances for bad debts and cash discounts are based on the best estimate of the amount of expected credit losses in existing accounts receivable and anticipated cash discounts. The Company determines the allowances based on historical write-off experience by industry and regional economic data, current expectations of future credit losses, and historical cash discounts. The Company reviews the allowances monthly. The allowances for bad debts as well as the provision for credit losses, write-off activity and recoveries for the periods presented are not material. The Company does not have any significant off-balance-sheet credit exposure related to its customers. The Company has long-term customer receivables that do not have significant credit risk, and the origination dates of which are typically not older than five years. These long-term receivables are subject to an allowance methodology similar to other receivables.
Advertising and merchandising: These costs are charged to operations in the period incurred, and totaled $327 million in 2021, $278 million in 2020 and $348 million in 2019.
Research, development and related expenses: These costs are charged to operations in the period incurred and are shown on a separate line of the Consolidated Statement of Income. Research, development and related expenses totaled $1.994 billion in 2021, $1.878 billion in 2020 and $1.911 billion in 2019. Research and development expenses, covering basic scientific research and the application of scientific advances in the development of new and improved products and their uses, totaled $1.243 billion in 2021, $1.146 billion in 2020 and $1.253 billion in 2019. Related expenses primarily include technical support; internally developed patent costs, which include costs and fees incurred to prepare, file, secure and maintain patents; amortization of externally acquired patents and externally acquired in-process research and development; and gains/losses associated with certain corporate approved investments in R&D-related ventures.
Internal-use software: The Company capitalizes direct costs of services used in the development of, and external software acquired for use as, internal-use software. Amounts capitalized are amortized over a period of three to seven years, generally on a straight-line basis, unless another systematic and rational basis is more representative of the software’s use. Amounts are reported as a component of either machinery and equipment or finance leases within property, plant and equipment. Fully depreciated internal-use software assets are removed from property, plant and equipment and accumulated depreciation accounts.
Environmental: Environmental expenditures relating to existing conditions caused by past operations that do not contribute to current or future revenues are expensed. Reserves for liabilities related to anticipated remediation costs are recorded on an undiscounted basis when they are probable and reasonably estimable, generally no later than the completion of feasibility studies, the Company’s commitment to a plan of action, or approval by regulatory agencies. Environmental expenditures for capital projects that contribute to current or future operations generally are capitalized and depreciated over their estimated useful lives.
Income taxes: The provision for income taxes is determined using the asset and liability approach. Under this approach, deferred income taxes represent the expected future tax consequences of temporary differences between the carrying amounts and tax basis of assets and liabilities. The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. As of December 31, 2021 and 2020, the Company had valuation allowances of $142 million and $135 million on its deferred tax assets, respectively. The Company recognizes and measures its uncertain tax positions based on the rules under ASC 740, Income Taxes.
Earnings per share: The difference in the weighted average 3M shares outstanding for calculating basic and diluted earnings per share attributable to 3M common shareholders is the result of the dilution associated with the Company’s stock-based compensation plans. Certain options outstanding under these stock-based compensation plans during the years 2021, 2020 and 2019 were not included in the computation of diluted earnings per share attributable to 3M common shareholders because they would have had an anti-dilutive effect (7.8 million average options for 2021, 18.1 million average options for 2020, and 8.9 million average options for 2019). The computations for basic and diluted earnings per share for the years ended December 31 follow:
Earnings Per Share Computations

(Amounts in millions, except per share amounts)	2021	2020	2019
Numerator:
Net income attributable to 3M	$5,921	$5,449	$4,517

Denominator:
Denominator for weighted average 3M common shares outstanding – basic	579.0	577.6	577.0
Dilution associated with the Company’s stock-based compensation plans	6.3	4.6	8.1
Denominator for weighted average 3M common shares outstanding – diluted	585.3	582.2	585.1

Earnings per share attributable to 3M common shareholders – basic	$10.23	$9.43	$7.83
Earnings per share attributable to 3M common shareholders – diluted	$10.12	$9.36	$7.72
Stock-based compensation: The Company recognizes compensation expense for its stock-based compensation programs, which include stock options, restricted stock, restricted stock units (RSUs), performance shares, and the General Employees’ Stock Purchase Plan (GESPP). Under applicable accounting standards, the fair value of share-based compensation is determined at the grant date and the recognition of the related expense is recorded over the period in which the share-based compensation vests. However, with respect to income taxes, the related deduction from taxes payable is based on the award’s intrinsic value at the time of exercise (for an option) or on the fair value upon vesting of the award (for RSUs), which can be either greater (creating an excess tax benefit) or less (creating a tax deficiency) than the deferred tax benefit recognized as compensation cost is recognized in the financial statements. These excess tax benefits/deficiencies are recognized as income tax benefit/expense in the statement of income and, within the statement of cash flows, are classified in operating activities in the same manner as other cash flows related to income taxes. The extent of excess tax benefits/deficiencies is subject to variation in 3M stock price and timing/extent of RSU vestings and employee stock option exercises.
Comprehensive income: Total comprehensive income and the components of accumulated other comprehensive income (loss) are presented in the Consolidated Statement of Comprehensive Income and the Consolidated Statement of Changes in Equity. Accumulated other comprehensive income (loss) is composed of foreign currency translation effects (including hedges of net investments in international companies), defined benefit pension and postretirement plan adjustments, unrealized gains and losses on available-for-sale debt securities, and unrealized gains and losses on cash flow hedging instruments. The Company uses the portfolio approach for releasing income tax effects from accumulated other comprehensive income.
Derivatives and hedging activities: All derivative instruments within the scope of ASC 815, Derivatives and Hedging, are recorded on the balance sheet at fair value. The Company uses interest rate swaps, currency swaps, and foreign currency forward and option contracts to manage risks generally associated with foreign exchange rate, interest rate and commodity market volatility. All hedging instruments that qualify for hedge accounting are designated and effective as hedges, in accordance with U.S. generally accepted accounting principles. If the underlying hedged transaction ceases to exist, all changes in fair value of the related derivatives that have not been settled are recognized in current earnings. Instruments that do not qualify for hedge accounting are marked to market with changes recognized in current earnings. Cash flows from derivative instruments are classified in the statement of cash flows in the same category as the cash flows from the items subject to designated hedge or undesignated (economic) hedge relationships. The Company does not hold or issue derivative financial instruments for trading purposes and is not a party to leveraged derivatives.
Credit risk: The Company is exposed to credit loss in the event of nonperformance by counterparties in interest rate swaps, currency swaps, and forward and option contracts. However, the Company’s risk is limited to the fair value of the instruments. The Company actively monitors its exposure to credit risk through the use of credit approvals and credit limits, and by selecting major international banks and financial institutions as counterparties. 3M enters into master netting arrangements with counterparties when possible to mitigate credit risk in derivative transactions. A master netting arrangement may allow each counterparty to net settle amounts owed between a 3M entity and the counterparty as a result of multiple, separate derivative transactions. The Company does not anticipate nonperformance by any of these counterparties. 3M has elected to present the fair value of derivative assets and liabilities within the Company’s consolidated balance sheet on a gross basis even when derivative transactions are subject to master netting arrangements and may otherwise qualify for net presentation.
Fair value measurements: 3M follows ASC 820, Fair Value Measurements and Disclosures, with respect to assets and liabilities that are measured at fair value on a recurring basis and nonrecurring basis. Under the standard, fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The standard also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
Acquisitions: The Company accounts for business acquisitions in accordance with ASC 805, Business Combinations. This standard requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction and establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed in a business combination. Certain provisions of this standard prescribe, among other things, the determination of acquisition-date fair value of consideration paid in a business combination (including contingent consideration) and the exclusion of transaction and acquisition-related restructuring costs from acquisition accounting. In addition to business combinations, 3M periodically acquires certain tangible and/or intangible assets and purchases interests in certain enterprises that do not otherwise qualify for accounting as business combinations. These transactions are largely reflected as additional asset purchase and investment activity.
Leases: 3M determines if an arrangement is a lease upon inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The right to control the use of an asset includes the right to obtain substantially all of the economic benefits of the underlying asset and the right to direct how and for what purpose the asset is used. 3M determines certain service agreements that contain the right to use an underlying asset are not leases because 3M does not control how and for what purpose the identified asset is used. Examples of such agreements include master supply agreements, product processing agreements, warehouse and distribution services agreements, power purchase agreements, and transportation purchase agreements.
Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is 3M’s incremental borrowing rate or, if available, the rate implicit in the lease. 3M determines the incremental borrowing rate for leases using a portfolio approach based primarily on the lease term and the economic environment of the applicable country or region.
As a lessee, the Company leases distribution centers, office space, land, and equipment. Certain 3M lease agreements include rental payments adjusted annually based on changes in an inflation index. 3M’s leases do not contain material residual value guarantees or material restrictive covenants. Lease expense is recognized on a straight-line basis over the lease term.
Certain leases include one or more options to renew, with terms that can extend the lease term up to five years. 3M includes options to renew the lease as part of the right of use lease asset and liability when it is reasonably certain the Company will exercise the option. In addition, certain leases contain fair value purchase and termination options with an associated penalty. In general, 3M is not reasonably certain to exercise such options.
For the measurement and classification of its lease agreements, 3M groups lease and non-lease components into a single lease component for all underlying asset classes. Variable lease payments primarily include payments for non-lease components, such as maintenance costs, payments for leased assets used beyond their noncancellable lease term as adjusted for contractual options to terminate or renew, additional payments related to a subsequent adjustment in an inflation index, and payments for non-components such as sales tax. Certain 3M leases contain immaterial variable lease payments based on number of units produced.
Change in Accounting Principle for Determining Net Periodic Pension and Postretirement Plan Cost
In the first quarter of 2021, 3M changed the method it uses to calculate the market-related value of fixed income securities included in its pension and other postretirement plan assets. The market-related value is used to determine the expected return on plan assets and the amortization of net unamortized actuarial gains or losses expense components of net periodic benefit cost. The Company previously used the calculated value approach for all plan assets, deferring over three years the impact on these amounts of asset gains or losses that differed from expected returns. 3M changed to the fair value approach for calculating market-related value for the fixed income class of plan assets, which does not involve deferring the impact of excess plan asset gains or losses in the determination of these two components of net periodic benefit cost. 3M considers the use of the fair value approach preferable to the calculated value approach as it results in a more current reflection of impacts of changes in value of these plan assets in the determination of net periodic benefit cost. Additionally, given the plans’ liability-driven investment strategy whereby the changes in value of the fixed income plan assets should offset changes in the value of the plans’ liabilities, this approach more closely aligns the expected return on plan assets expense component with the value reflected in the plans’ funded status. This change was applied retrospectively to all periods presented within 3M’s financial statements. The change did not impact consolidated operating income or net cash provided by operating activities but did impact the previously reported portion of pension and postretirement net periodic benefit cost (benefit) that was included within non-operating other expense (income) along with related consolidated income items such as net income and earnings per share. Other impacts included related changes to previously reported consolidated other comprehensive income, retained earnings, accumulated other comprehensive income (loss), and associated line items within the determination of net cash provided by operating activities. For classes of plan assets other than fixed income investments, the Company continues to use the calculated value approach to determine their market-related value.
The adoption of this change impacted previously reported amounts included herein as indicated in the tables below.

Consolidated Statement of Income
	Year ended December 31,
	2020		2019
(Millions, except per share amounts)	Under Prior Method	As Adjusted	Under Prior Method	As Adjusted
Other expense (income), net	450	366	462	531

Income before income taxes	6,711	6,795	5,712	5,643
Provision for income taxes	1,318	1,337	1,130	1,114
Income of consolidated group	5,393	5,458	4,582	4,529

Net income including noncontrolling interest	5,388	5,453	4,582	4,529
Net income attributable to 3M	5,384	5,449	4,570	4,517
Earnings per share attributable to 3M common shareholders — basic	9.32	9.43	7.92	7.83
Earnings per share attributable to 3M common shareholders — diluted	9.25	9.36	7.81	7.72

Consolidated Statement of Comprehensive Income
	Year ended December 31,
	2020		2019
(Millions)	Under Prior Method	As Adjusted	Under Prior Method	As Adjusted
Net income including noncontrolling interest	5,388	5,453	4,582	4,529
Other comprehensive income (loss), net of tax:
Defined benefit pension and postretirement plans adjustment	171	106	(560)	(507)
Total other comprehensive income (loss), net of tax	476	411	(421)	(368)
Comprehensive income (loss) including noncontrolling interest	5,864	5,864	4,161	4,161
Comprehensive income (loss) attributable to 3M	5,862	5,862	4,150	4,150

Consolidated Balance Sheet
	As of December 31, 2020
(Millions)	Under Prior Method	As Adjusted
Retained earnings	43,761	43,821
Accumulated other comprehensive income (loss)	(7,661)	(7,721)

Consolidated Statement of Cash Flows
	Year ended December 31,
	2020		2019
(Millions)	Under Prior Method	As Adjusted	Under Prior Method	As Adjusted
Net income including noncontrolling interest	5,388	5,453	4,582	4,529
Company pension and postretirement expense	406	322	357	426
Other — net	398	417	(111)	(127)
The cumulative adjustment as of January 1, 2019, the beginning of the earliest period presented in the consolidated financial statements included herein, was a $5 million reduction to each of retained earnings and accumulated other comprehensive loss.
Related Party Activity:
3M does not have any material related party activity.
New Accounting Pronouncements
The tables below provide summaries of new accounting pronouncements adopted by 3M during 2021 and of pronouncements issued, but not yet adopted by the Company.

Standards Adopted During 2021
Standard	Relevant Description	Effective Date for 3M	Impact and Other Matters
ASU No. 2019-12, Simplifying the Accounting for Income Taxes (Topic 740)	Eliminates certain existing exceptions related to the general approach in ASC 740 relating to franchise taxes, reducing complexity in the interim-period accounting for year-to-date loss limitations and changes in tax laws, and clarifying the accounting for transactions outside of business combination that result in a step-up in the tax basis of goodwill.	January 1, 2021	Adoption of this ASU did not have a material impact on 3M’s consolidated results of operations and financial condition.
ASU No. 2020-01, Clarifying the Interactions between Topic 321, Investments—Equity Securities, Topic 323, Investments—Equity Method and Joint Ventures, and Topic 815, Derivatives and Hedging
Clarifies when accounting for certain equity securities, a Company should consider observable transactions before applying or upon discontinuing the equity method of accounting for the purposes of applying the measurement alternative.
Indicates when determining the accounting for certain derivatives, a Company should not consider if the underlying securities would be accounted for under the equity method or fair value option.
		January 1, 2021	Adoption of this ASU did not have a material impact on 3M’s consolidated results of operations and financial condition.
ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope
Provides temporary optional expedients and exceptions to existing guidance on contract modifications and hedge accounting to facilitate the market transition from existing reference rates, such as LIBOR which is being phased out beginning at the end of 2021, to alternate reference rates, such as SOFR.
Effective upon ASU issuances in 2020 & 2021
3M will apply this guidance to applicable contracts and instruments when/if they are modified. Review of relevant arrangements concluded that implications of these ASUs would not have a material impact on 3M’s consolidated results of operations and financial condition.

Standards Issued and Not Yet Adopted
Standard	Relevant Description	Effective Date for 3M	Impact and Other Matters
ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers	Issued in October 2021. Requires acquiring entities to apply ASC 606 to recognize and measure contract assets and liabilities acquired through a business combination.	January 1, 2023	This guidance is applicable to all business combinations occurring after the effective date.
ASU No. 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance	Issued in November 2021. Requires disclosures about certain types of government assistance received. The disclosures include information about the nature of the transactions and related accounting policy used to account for them, the line items on the balance sheet and income statement affected by the transactions and the amounts applicable to each financial statement item, and the significant terms and conditions of the transaction.	January 1, 2022	As this ASU relates to disclosures only, there will be no impact to 3M’s consolidated results of operations and financial condition.